Variable Interest Entity - Schedule of Results of Operations - Intercompany Balances That Were Eliminated in Consolidation (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Operating expenses:
Selling, general and administrative	$ 12,185	$ 7,069	$ 31,832	$ 16,991	$ 29,526	$ 19,437	$ 14,261
Total operating expenses	15,937	9,414	42,525	23,748	39,527	28,052	19,985
Loss from operations	2,413	1,184	14,378	9,356	3,350	6,767	(1,597)
Other (expense) income, net:
Interest expense	(110)	(85)	(365)	(250)	(349)	(424)	(524)
Other (expense) income, net	(21)	47	(182)	1,369	1,417	9	9
Total other (expense) income, net	(131)	(38)	(547)	1,119	1,068	(415)	(515)
Net (loss) income before income taxes	2,282	1,146	13,831	10,475	4,418	6,352	(2,112)
Provision for income taxes	(620)	(323)	(4,300)	(2,839)	(1,106)	(723)	(33)
Net (loss) income	$ 1,662	$ 823	$ 9,531	$ 7,636	3,312	5,629	(2,145)
Variable Interest Entity, Primary Beneficiary | Ovabrite, Inc
Operating expenses:
Selling, general and administrative					153	190	218
Total operating expenses					153	190	218
Loss from operations					(153)	(190)	(218)
Other (expense) income, net:
Interest expense						(2)	(7)
Other (expense) income, net					1,200
Total other (expense) income, net					1,200	(2)	(7)
Net (loss) income before income taxes					1,047	(192)	(225)
Provision for income taxes					120
Net (loss) income					$ 927	$ (192)	$ (225)